Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Fair value of compound derivative liability	$ 1,400
Credit percentage		8.00%
Recovery rate percentage		69.00%
Fair value of compound derivative liability,	4,800
Additional interest, premium		$ 708
Convertible debt		2,300
Compound Derivative Liability [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of compound derivative liability		$ 400
Amended and Restated Credit Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Additional interest, premium	$ 2,500